Brown Advisory Mortgage Securities Fund
Schedule of Investments
September 30, 2025 (Unaudited)

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 102.3%		Par	Value
Fannie Mae Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027		$1,981,531	$1,941,521
Fannie Mae Whole Loan
Series 2003-W10, Class 3A5, 4.30%, 06/25/2043		4,601	4,339
Series 2003-W12, Class 1A8, 4.55%, 06/25/2043		7,394	7,427
Series 2003-W12, Class 1A9, 4.48%, 06/25/2043		1,232	1,236
Series 2003-W12, Class 2A6, 5.00%, 06/25/2043		4,949	4,933
Series 2003-W12, Class 2A7, 4.68%, 06/25/2043		4,242	4,149
Federal Home Loan Mortgage Corp.
Pool 1G2249, 6.78% (RFUCCT1Y + 1.78%), 10/01/2037		32,168	32,918
Pool 1H1348, 6.29% (1 yr. CMT Rate + 2.14%), 10/01/2036		9,356	9,701
Pool 1J0204, 6.75% (RFUCCT1Y + 1.75%), 05/01/2035		7,808	7,972
Pool 1J1681, 6.73% (RFUCCT1Y + 1.98%), 06/01/2037		14,938	15,392
Pool 1L1263, 6.50% (1 yr. CMT Rate + 2.25%), 03/01/2036		12,044	12,451
Pool 847727, 6.49% (RFUCCT1Y + 1.74%), 02/01/2037		2,758	2,811
Pool A14256, 5.50%, 10/01/2033		27,621	27,951
Pool A46629, 5.00%, 08/01/2035		27,635	28,354
Pool B31891, 5.38%, 01/01/2037		56,727	58,908
Pool B31900, 5.38%, 02/01/2037		73,629	76,480
Pool B31934, 5.38%, 04/01/2037		36,497	37,899
Pool B31976, 5.10%, 05/01/2037		74,056	76,227
Pool C03427, 5.50%, 10/01/2039		209,535	217,374
Pool C53878, 5.50%, 12/01/2030		26,024	26,625
Pool C66421, 6.50%, 02/01/2032		38,113	39,465
Pool C91366, 4.50%, 04/01/2031		58,901	59,313
Pool C91826, 3.00%, 05/01/2035		271,095	258,146
Pool G04540, 6.00%, 08/01/2038		86,206	90,998
Pool G04655, 6.00%, 08/01/2038		75,449	79,643
Pool G08348, 5.00%, 06/01/2039		45,626	46,811
Pool G08828, 5.50%, 04/01/2048		71,725	74,392
Pool G20028, 7.50%, 12/01/2036		47,841	49,224
Pool G30932, 4.50%, 03/01/2034		68,941	69,496
Pool G31063, 3.50%, 11/01/2037		460,443	445,217
Pool K93349, 4.00%, 11/01/2035		192,875	189,649
Pool K93365, 3.50%, 11/01/2035		140,260	136,729
Pool N30530, 5.50%, 01/01/2029		21,952	22,207
Pool N70071, 6.00%, 06/01/2035		82,304	83,312
Pool N70078, 5.50%, 01/01/2033		116,324	117,437
Pool N70082, 6.00%, 07/01/2038		246,699	252,346
Pool QC5310, 3.00%, 08/01/2051		1,331,595	1,180,032
Pool QD1254, 2.00%, 11/01/2051		2,357,599	1,908,441
Pool QE0380, 2.50%, 04/01/2052		818,362	700,175
Pool QE0622, 2.00%, 04/01/2052		490,957	402,263
Pool QF0493, 5.50%, 09/01/2052		1,961,144	1,990,695
Pool QF0773, 5.50%, 09/01/2052		2,506,901	2,545,362
Pool RA5286, 2.50%, 05/01/2051		3,374,462	2,850,687
Pool RA5971, 3.00%, 09/01/2051		3,159,220	2,825,387
Pool RA6766, 2.50%, 02/01/2052		1,595,841	1,366,652
Pool RA7746, 3.50%, 08/01/2052		2,347,936	2,150,490
Pool RA7935, 5.00%, 09/01/2052		2,444,159	2,448,228
Pool RA9851, 6.00%, 09/01/2053		1,318,572	1,363,754
Pool RC2401, 2.00%, 01/01/2037		2,754,670	2,553,804
Pool RQ0049, 5.50%, 09/01/2055		2,689,254	2,713,267
Pool SB1179, 5.50%, 05/01/2039		1,846,894	1,895,976
Pool SD0846, 2.50%, 02/01/2052		2,627,432	2,251,481
Pool SD1641, 4.50%, 09/01/2052		1,368,033	1,342,876
Pool SD1846, 4.50%, 10/01/2052		2,849,475	2,780,312
Pool SD3234, 2.50%, 12/01/2051		3,109,389	2,640,337
Pool SD3386, 5.50%, 07/01/2053		2,111,739	2,141,199
Pool SD3475, 5.50%, 08/01/2053		2,542,598	2,590,086
Pool SD3477, 6.50%, 08/01/2053		1,165,932	1,224,412
Pool SD3840, 5.50%, 09/01/2053		1,032,132	1,050,743
Pool SD4697, 6.00%, 02/01/2054		3,546,429	3,666,977
Pool SD5573, 3.00%, 08/01/2052		2,927,845	2,617,752
Pool SD7556, 3.00%, 08/01/2052		544,724	484,379
Pool SD8196, 3.50%, 02/01/2052		4,022,314	3,694,686
Pool SD8200, 2.50%, 03/01/2052		2,560,026	2,166,493
Pool SD8315, 5.00%, 04/01/2053		936,746	930,660
Pool SL0655, 6.00%, 03/01/2055		1,979,972	2,033,223
Pool SL1512, 6.00%, 06/01/2055		1,357,096	1,388,981
Pool SL1677, 4.50%, 05/01/2053		821,795	801,084
Pool T30346, 5.38%, 10/01/2037		63,448	65,654
Pool U30653, 5.13%, 07/01/2037		42,861	44,468
Pool U30681, 5.10%, 09/01/2037		176,568	181,744
Pool U30800, 5.10%, 11/01/2037		62,333	64,201
Pool U31874, 5.38%, 04/01/2038		116,736	120,778
Series 1843, Class Z, 7.00%, 04/15/2026		9	9
Series 2517, Class Z, 5.50%, 10/15/2032		23,599	24,178
Series 2890, Class ZA, 5.00%, 11/15/2034		113,789	116,374
Series 2907, Class VZ, 4.50%, 05/15/2034		409,947	412,631
Series 3150, Class DZ, 5.50%, 05/15/2036		236,587	245,133
Series 3294, Class CB, 5.50%, 03/15/2037		146,311	151,838
Series 366, Class IO, 4.00%, 08/15/2049 (a)		625,527	98,256
Series 4121, Class DH, 2.00%, 10/15/2042		762,088	545,836
Series 4888, Class AC, 3.50%, 01/15/2049		552,354	511,064
Series 4891, Class PA, 3.50%, 07/15/2048		72,126	70,892
Series 5080, Class PB, 1.25%, 03/25/2050		1,764,454	1,395,184
Series 5083, Class UB, 1.25%, 03/25/2051		2,288,593	1,783,893
Federal National Mortgage Association
2.00%, 10/15/2055 (b)		24,390,000	19,664,026
2.50%, 10/15/2055 (b)		7,345,000	6,189,280
3.00%, 10/15/2055 (b)		2,175,000	1,910,767
3.50%, 10/15/2055 (b)		4,454,000	4,069,867
4.00%, 10/15/2055 (b)		8,730,000	8,228,870
4.50%, 10/15/2055 (b)		2,600,000	2,522,240
5.00%, 10/15/2055 (b)		1,450,000	1,438,243
5.50%, 10/15/2055 (b)		2,150,000	2,168,048
6.50%, 10/15/2055 (b)		2,750,000	2,842,235
7.00%, 10/15/2055 (b)		400,000	418,443
Pool 257203, 5.00%, 05/01/2028		138,366	139,219
Pool 356232, 6.50%, 01/01/2026		1,031	1,064
Pool 356329, 6.90% (1 yr. CMT Rate + 2.65%), 01/01/2027		11,642	11,681
Pool 363850, 6.38% (1 yr. CMT Rate + 2.13%), 04/01/2027		4,885	4,893
Pool 520478, 6.66% (1 yr. CMT Rate + 2.16%), 11/01/2029		5,814	5,846
Pool 628837, 6.50%, 03/01/2032		6,009	6,299
Pool 640225, 6.40% (1 yr. CMT Rate + 2.27%), 04/01/2032		9,951	10,185
Pool 642122, 6.40% (1 yr. CMT Rate + 2.27%), 03/01/2032		6,245	6,359
Pool 656181, 6.38% (1 yr. CMT Rate + 2.16%), 08/01/2031		20,434	20,669
Pool 662138, 6.43% (1 yr. CMT Rate + 2.30%), 09/01/2032		25,739	26,416
Pool 723313, 6.67% (1 yr. CMT Rate + 2.54%), 09/01/2031		22,630	23,162
Pool 741373, 6.78% (1 yr. CMT Rate + 2.28%), 12/01/2033		12,674	12,995
Pool 744805, 6.14% (RFUCCT6M + 1.52%), 11/01/2033		629	632
Pool 745626, 6.18% (1 yr. CMT Rate + 2.14%), 05/01/2036		14,502	14,876
Pool 745818, 6.50%, 09/01/2036		48,558	50,757
Pool 751498, 6.34% (1 yr. CMT Rate + 2.22%), 11/01/2033		3,833	3,924
Pool 764342, 6.15% (RFUCCT6M + 1.52%), 02/01/2034		19,558	19,823
Pool 774969, 6.53% (1 yr. CMT Rate + 2.28%), 04/01/2034		21,201	21,815
Pool 783554, 6.21% (1 yr. CMT Rate + 2.21%), 07/01/2034		85,418	87,911
Pool 819649, 6.52% (RFUCCT1Y + 1.52%), 03/01/2035		2,375	2,417
Pool 836715, 6.64% (RFUCCT1Y + 1.77%), 10/01/2035		40,933	41,914
Pool 837329, 6.17% (1 yr. CMT Rate + 2.04%), 09/01/2035		17,322	17,681
Pool 842006, 4.25%, 10/01/2035		74,685	73,662
Pool 850232, 4.25%, 12/01/2035		136,582	136,635
Pool 865849, 6.60% (RFUCCT1Y + 1.60%), 03/01/2036		7,491	7,644
Pool 868568, 6.73% (RFUCCT1Y + 1.78%), 04/01/2036		6,307	6,464
Pool 877009, 7.07% (RFUCCT1Y + 2.38%), 03/01/2036		5,440	5,645
Pool 882017, 6.19% (RFUCCT6M + 1.56%), 05/01/2036		29,795	29,968
Pool 886163, 6.58% (RFUCCT1Y + 1.83%), 07/01/2036		13,649	14,035
Pool 889829, 5.00%, 07/01/2035		23,379	23,618
Pool 896838, 5.45%, 07/01/2036		180,880	182,651
Pool 922680, 6.96% (RFUCCT1Y + 1.91%), 11/01/2035		10,294	10,624
Pool 930507, 6.50%, 02/01/2039		73,535	76,671
Pool 941050, 6.45% (RFUCCT1Y + 1.70%), 08/01/2037		21,130	21,562
Pool 950382, 5.75% (RFUCCT6M + 1.13%), 08/01/2037		27,203	27,723
Pool 952835, 6.88% (1 yr. CMT Rate + 2.32%), 09/01/2037		20,145	20,745
Pool 955233, 6.50%, 12/01/2037		56,638	59,876
Pool 995521, 6.82% (RFUCCT1Y + 1.82%), 05/01/2037		15,434	15,822
Pool AB0577, 4.00%, 03/01/2036		138,635	134,224
Pool AD0100, 7.00%, 12/01/2038		137,604	146,426
Pool AD0427, 5.50%, 10/01/2039		107,252	111,133
Pool AD0941, 5.50%, 04/01/2040		156,828	162,505
Pool AI4717, 4.50%, 07/01/2031		659,259	660,368
Pool AL0407, 6.50%, 04/01/2039		129,780	135,151
Pool AL0898, 5.00%, 02/01/2031		32,341	32,746
Pool AL7654, 3.00%, 09/01/2035		299,186	285,487
Pool AS1429, 4.00%, 12/01/2043		127,215	123,480
Pool AS2249, 4.00%, 04/01/2039		1,070,866	1,054,017
Pool AV7739, 4.00%, 01/01/2044		212,994	207,050
Pool AW6485, 4.00%, 06/01/2044		76,269	74,000
Pool AW9534, 4.00%, 03/01/2045		251,847	242,006
Pool AY0382, 4.00%, 11/01/2044		148,922	146,851
Pool AZ4154, 4.00%, 06/01/2045		61,357	59,517
Pool AZ7828, 4.00%, 08/01/2045		785,724	756,908
Pool BA3674, 4.50%, 10/01/2045		468,956	465,801
Pool BC1738, 4.50%, 09/01/2043		197,600	199,401
Pool BC6366, 4.50%, 02/01/2046		298,255	297,462
Pool BD1241, 4.50%, 05/01/2046		121,441	120,315
Pool BD5189, 4.50%, 07/01/2046		310,952	308,800
Pool BD8599, 4.50%, 11/01/2046		158,425	157,466
Pool BH7686, 4.50%, 12/01/2047		191,600	187,668
Pool BJ8287, 4.50%, 01/01/2048		133,290	131,734
Pool BK5105, 5.50%, 05/01/2048		175,334	180,345
Pool BK8032, 5.50%, 06/01/2048		272,707	280,501
Pool BN4921, 5.50%, 01/01/2049		75,788	77,563
Pool BN4936, 5.50%, 12/01/2048		174,903	179,243
Pool BP5419, 3.00%, 05/01/2050		1,838,628	1,650,858
Pool BQ3248, 2.00%, 11/01/2050		2,468,981	2,008,625
Pool BQ6307, 2.00%, 11/01/2050		1,158,143	942,436
Pool BV4128, 2.00%, 03/01/2052		3,345,159	2,716,142
Pool BV4532, 3.50%, 03/01/2052		1,681,814	1,546,381
Pool BW0025, 4.00%, 07/01/2052		628,516	597,284
Pool BY4776, 5.00%, 07/01/2053		1,895,209	1,881,529
Pool CB2539, 2.50%, 01/01/2052		2,581,997	2,211,171
Pool CB2548, 2.50%, 01/01/2052		2,621,238	2,231,678
Pool CB2789, 2.00%, 02/01/2052		3,342,760	2,702,733
Pool CB2909, 3.50%, 02/01/2052		2,028,917	1,867,940
Pool CB3103, 2.50%, 03/01/2052		3,381,033	2,912,353
Pool CB3853, 4.00%, 06/01/2052		1,479,547	1,414,413
Pool CB8316, 5.00%, 04/01/2054		2,821,915	2,831,311
Pool CB8494, 6.00%, 05/01/2054		1,330,146	1,363,590
Pool DA0025, 6.00%, 09/01/2053		1,598,886	1,653,435
Pool DA4870, 6.50%, 01/01/2054		2,283,764	2,366,503
Pool FA0345, 5.50%, 02/01/2055		2,708,575	2,749,713
Pool FA2599, 2.00%, 05/01/2052		1,786,035	1,447,229
Pool FA2601, 2.00%, 08/01/2051		493,550	401,395
Pool FM9097, 2.00%, 11/01/2051		1,768,932	1,444,959
Pool FM9501, 2.50%, 11/01/2051		1,613,833	1,382,070
Pool FM9760, 3.50%, 11/01/2051		3,312,974	3,051,326
Pool FM9973, 3.00%, 08/01/2051		2,276,047	2,031,829
Pool FS0031, 2.50%, 10/01/2051		2,735,913	2,307,896
Pool FS0348, 2.00%, 01/01/2052		3,547,402	2,907,700
Pool FS0731, 2.00%, 02/01/2052		912,898	748,986
Pool FS0832, 3.50%, 03/01/2052		2,406,600	2,216,533
Pool FS0945, 4.00%, 03/01/2052		3,085,546	2,918,378
Pool FS1186, 3.50%, 01/01/2050		1,364,409	1,249,227
Pool FS1381, 3.00%, 03/01/2052		1,914,364	1,685,268
Pool FS1480, 2.50%, 11/01/2051		378,302	322,894
Pool FS1521, 3.00%, 04/01/2052		3,047,279	2,719,303
Pool FS2805, 2.50%, 09/01/2052		1,096,967	926,358
Pool FS3166, 3.00%, 06/01/2052		2,391,616	2,144,712
Pool FS4862, 2.50%, 10/01/2051		3,180,886	2,702,290
Pool FS5126, 2.50%, 05/01/2051		1,496,921	1,262,761
Pool FS5314, 2.00%, 05/01/2052		3,388,706	2,742,816
Pool FS5458, 5.50%, 08/01/2053		2,803,819	2,832,844
Pool FS6744, 2.50%, 10/01/2051		2,928,486	2,522,464
Pool FS7086, 5.50%, 09/01/2053		2,521,372	2,557,262
Pool FS7269, 4.00%, 07/01/2050		1,326,892	1,283,482
Pool FS7276, 5.00%, 09/01/2053		2,533,434	2,528,846
Pool FS7518, 6.00%, 03/01/2053		1,719,075	1,782,308
Pool FS7622, 5.50%, 04/01/2054		1,354,073	1,378,918
Pool FS7744, 6.50%, 04/01/2054		1,167,279	1,228,157
Pool FS8791, 6.00%, 08/01/2054		2,421,883	2,489,089
Pool FS9155, 5.50%, 09/01/2054		1,370,817	1,391,636
Pool FS9203, 6.00%, 09/01/2054		3,221,807	3,294,351
Pool FS9366, 2.50%, 04/01/2052		1,040,936	882,629
Pool MA3208, 4.50%, 10/01/2037		1,177,624	1,184,040
Pool MA4208, 2.00%, 12/01/2050		858,445	699,367
Pool MA4492, 2.00%, 12/01/2051		1,020,279	827,826
Pool MA4565, 3.50%, 03/01/2052		1,548,457	1,420,877
Pool MA5496, 5.00%, 10/01/2054		2,683,281	2,663,913
Pool MB0291, 5.00%, 12/01/2054		2,783,310	2,763,220
Series 2001-80, Class Z, 6.00%, 01/25/2032		43,700	44,240
Series 2003-71, Class MB, 5.50%, 08/25/2033		176,449	182,132
Series 2005-110, Class GL, 5.50%, 12/25/2035		415,377	431,352
Series 2006-112, Class QC, 5.50%, 11/25/2036		592,928	614,719
Series 2006-21, Class Z, 5.50%, 04/25/2036		184,820	190,701
Series 2007-22, Class A, 5.50%, 03/25/2037		260,519	268,439
Series 2008-2, Class PH, 5.50%, 02/25/2038		348,167	354,780
Series 2009-20, Class DS, 2.93% (-1 x 30 day avg SOFR US + 7.29%), 04/25/2039 (a)(c)		427,854	61,209
Series 2012-10, Class UF, 5.02% (30 day avg SOFR US + 0.66%), 02/25/2042		41,741	41,467
Series 2012-139, Class HI, 2.50%, 12/25/2027 (a)		166,272	3,051
Series 2012-27, Class PI, 4.50%, 02/25/2042 (a)		309,456	19,507
Series 2012-65, Class HJ, 5.00%, 07/25/2040		662,593	675,708
Series 2013-15, Class QI, 3.00%, 03/25/2028 (a)		13,628	310
Series 2013-34, Class IG, 3.00%, 05/25/2042 (a)		209,077	15,822
Series 2014-8, Class IQ, 4.00%, 03/25/2034 (a)		760,830	71,857
Series 2015-40, Class LI, 4.50%, 03/25/2045 (a)		251,753	41,364
Series 2018-86, Class JA, 4.00%, 05/25/2047		88,662	88,275
Series 2019-37, Class IM, 5.00%, 07/25/2049 (a)		681,370	124,764
Series 2021-95, Class WI, 1.91%, 02/25/2035 (a)(d)		3,927,559	257,658
Ginnie Mae I Pool
Pool 589694, 4.50%, 08/15/2029		414,790	415,525
Pool 623145, 5.50%, 10/15/2028		69,304	71,208
Pool 728157, 3.75%, 11/15/2029		14,696	14,543
Pool 784315, 6.00%, 06/15/2036		10,989	11,236
Ginnie Mae II Pool
Pool 3160, 6.00%, 11/20/2031		156,942	163,972
Pool 3489, 6.00%, 12/20/2033		229,960	239,249
Pool 4194, 5.50%, 07/20/2038		86,363	88,970
Pool 770225, 4.25%, 08/20/2031		144,175	144,195
Pool 770226, 4.75%, 09/20/2036		168,973	168,652
Pool 782173, 5.50%, 05/20/2035		123,956	127,592
Pool AC0521, 5.50%, 05/20/2042		426,455	438,845
Pool BT1891, 2.50%, 12/20/2050		949,108	803,412
Pool CJ2171, 4.00%, 05/20/2052		1,478,378	1,437,107
Pool MA6598, 2.50%, 04/20/2050		999,030	862,697
Pool MA6656, 3.00%, 05/20/2050		2,390,074	2,138,234
Pool MA6994, 2.00%, 11/20/2050		1,477,033	1,222,627
Pool MA7051, 2.00%, 12/20/2050		3,079,754	2,548,345
Pool MA7106, 2.00%, 01/20/2036		458,508	426,851
Pool MA7164, 2.00%, 02/20/2036		438,017	407,787
Pool MA7192, 2.00%, 02/20/2051		3,061,412	2,536,948
Pool MA7254, 2.00%, 03/20/2051		3,174,611	2,630,758
Pool MA7312, 2.50%, 04/20/2051		2,970,316	2,561,215
Pool MA7419, 3.00%, 06/20/2051		2,770,105	2,477,018
Pool MA7471, 2.00%, 07/20/2051		3,110,311	2,573,565
Pool MA7650, 3.00%, 10/20/2051		2,705,678	2,419,393
Pool MA7834, 6.00%, 01/20/2052		272,485	287,146
Pool MA8268, 4.50%, 09/20/2052		1,806,731	1,766,233
Pool MA8348, 5.00%, 10/20/2052		3,002,209	3,005,854
Pool MA8642, 2.50%, 02/20/2053		2,744,452	2,388,513
Pool MA8646, 4.50%, 02/20/2053		3,106,243	3,031,801
Pool MB0025, 5.00%, 11/20/2054		1,540,517	1,534,928
Government National Mortgage Association
Series 2004-93, Class PD, 5.00%, 11/16/2034		234,626	234,346
Series 2006-40, Class B, 6.00%, 08/20/2036		44,289	44,530
Series 2010-105, Class IB, 4.50%, 01/16/2040 (a)		389,672	30,924
Series 2011-156, Class PM, 2.00%, 04/20/2040		682,000	562,249
Series 2011-2, Class DP, 5.46%, 03/20/2039 (d)		330,731	338,190
Series 2012-143, Class IC, 5.00%, 10/16/2041 (a)		646,022	109,866
Series 2012-52, Class WA, 6.19%, 04/20/2038 (d)		246,956	255,579
Series 2012-97, Class GB, 2.00%, 08/16/2042		831,612	696,552
Series 2013-168, Class IA, 2.50%, 11/16/2028 (a)		74,942	1,262
Series 2013-86, Class IA, 5.00%, 06/20/2043 (a)		364,222	37,144
Series 2014-6, Class IG, 4.50%, 01/16/2044 (a)		273,080	33,105
Series 2016-112, Class AW, 6.91%, 12/20/2040 (d)		122,995	128,882
Series 2016-12, Class KI, 5.00%, 09/20/2038 (a)		533,528	60,190
Series 2016-68, Class IC, 6.00%, 01/20/2040 (a)(d)		342,159	38,847
Series 2017-103, Class IM, 5.00%, 06/20/2043 (a)		578,809	64,300
Series 2017-167, Class SE, 1.95% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047 (a)(c)		1,594,475	208,167
Series 2017-83, Class ID, 7.00%, 01/20/2039 (a)		183,658	17,069
Series 2017-83, Class IK, 6.00%, 05/20/2040 (a)		602,749	96,837
Series 2018-127, Class PB, 3.00%, 09/20/2047		213,450	202,425
Series 2018-153, Class QA, 3.50%, 11/20/2048		350,618	337,912
Series 2018-36, Class LI, 5.00%, 03/20/2048 (a)		1,569,136	219,018
Series 2019-162, Class KB, 2.00%, 12/20/2049		579,422	366,919
Series 2021-125, Class UL, 1.50%, 07/20/2051		1,840,282	1,316,272
Series 2021-160, Class DK, 2.00%, 09/20/2051		1,049,804	676,789
Series 2021-177, Class KD, 2.00%, 10/20/2051		1,791,418	1,211,759
Series 2021-50, Class PL, 1.25%, 03/20/2051		552,000	242,519
Series 2022-9, Class CD, 2.00%, 01/20/2052		2,515,250	1,754,371
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $294,945,322)			288,467,201

ASSET-BACKED SECURITIES - 5.6%		Par	Value
American Homes 4 Rent
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (e)		201,485	201,092
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 (e)		250,000	249,444
CarMax Auto Owner Trust, Series 2025-3, Class B, 4.68%, 03/17/2031		1,510,000	1,532,524
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027		175,938	176,516
FHF Trust
Series 2024-2A, Class A2, 5.89%, 06/15/2030 (e)		610,352	616,245
Series 2024-3A, Class A2, 4.94%, 11/15/2030 (e)		835,131	834,341
Ford Credit Auto Owner Trust, Series 2024-B, Class B, 5.23%, 05/15/2030		1,795,000	1,832,578
Hyundai Auto Receivables Trust
Series 2025-B, Class B, 4.72%, 07/15/2030		1,695,000	1,727,325
Series 2025-C, Class B, 4.13%, 01/15/2032		870,000	868,859
John Deere Owner Trust, Series 2025-B, Class A4, 4.34%, 06/15/2032		1,000,000	1,010,917
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029 (e)		855,000	864,380
Series 2025-2A, Class A4, 4.57%, 11/15/2030 (e)		865,000	878,906
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, 10/16/2028		2,000,000	2,013,698
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032 (e)		2,935,000	3,029,970
TOTAL ASSET-BACKED SECURITIES (Cost $15,682,285)			15,836,795

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%		Par	Value
Federal Home Loan Mortgage Corp.
Pool WA3311, 2.21%, 04/01/2038		3,097,867	2,378,114
Series Q006, Class APT2, 2.69%, 09/25/2026 (d)		300,446	297,997
Series Q007, Class APT1, 6.39%, 10/25/2047 (d)		430,007	430,121
Series Q010, Class APT1, 7.68%, 04/25/2046 (d)		33,152	33,134
Federal National Mortgage Association
Pool 467095, 5.90%, 01/01/2041		539,211	581,361
Pool 470828, 3.53%, 03/01/2032		729,662	706,637
Pool 957502, 3.98%, 07/01/2029		192,382	191,805
Pool 958720, 5.65%, 10/01/2028		706,484	736,349
Pool AN8842, 3.32%, 04/01/2028		150,000	147,324
Pool AN9931, 4.24%, 08/01/2048		969,488	865,862
Pool BL0387, 4.28%, 05/01/2028		2,606,221	2,612,952
Pool BS6456, 3.58%, 09/01/2032		1,550,000	1,483,911
Series 2006-M2, Class A2A, 5.27%, 10/25/2032 (d)		57,395	57,587
FREMF Mortgage Trust
Series 2019-KF73, Class B, 6.92% (30 day avg SOFR US + 2.56%), 11/25/2029 (e)		505,578	469,668
Series 2020-KF74, Class B, 6.62% (30 day avg SOFR US + 2.26%), 01/25/2027 (e)		490,858	486,704
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056 (a)(d)		1,006,050	21,060
Series 2015-172, Class IO, 0.59%, 03/16/2057 (a)(d)		905,058	18,223
Series 2016-40, Class IO, 0.56%, 07/16/2057 (a)(d)		1,783,165	36,312
Series 2016-56, Class IO, 0.96%, 11/16/2057 (a)(d)		1,178,910	50,928
Series 2016-98, Class IO, 0.84%, 05/16/2058 (a)(d)		1,789,532	76,361
Small Business Administration Pools, Pool 522053, 8.11% (Prime Rate + 0.61%), 05/25/2026		1,462	1,450
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,807,897)			11,683,860

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%		Par	Value
BX Trust
Series 2024-VLT4, Class A, 5.64% (1 mo. Term SOFR + 1.49%), 06/15/2041 (e)		1,425,000	1,427,661
Series 2025-VLT6, Class A, 5.59% (1 mo. Term SOFR + 1.44%), 03/15/2042 (e)		915,000	916,035
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,336,583)			2,343,696

MUNICIPAL BONDS - 0.1%		Par	Value
Colorado Health Facilities Authority, 2.80%, 12/01/2026		365,000	358,726
TOTAL MUNICIPAL BONDS (Cost $365,000)			358,726

SHORT-TERM INVESTMENTS - 2.7%		Shares	Value
Money Market Funds – 2.7% First American Government Obligations Fund - Class Z, 4.01%(f)		7,722,021	7,722,021
TOTAL SHORT-TERM INVESTMENTS (Cost $7,722,021)			7,722,021

TOTAL INVESTMENTS - 115.7% (Cost $333,859,108)			326,412,299
Liabilities in Excess of Other Assets - (15.6)%			(44,324,053)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$282,088,246
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

CMT - Constant Maturity Treasury
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR - Secured Overnight Financing Rate

(a)	Interest only security.
(b)	To-be-announced security.
(c)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Brown Advisory Mortgage Securities Fund
Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	10	12/19/2025	$1,150,333	$1,150,781	$448
U.S. Treasury 10 Year Notes	26	12/19/2025	2,918,955	2,925,000	6,045
			$4,069,288	$4,075,781	$6,493

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(17)	12/31/2025	$(3,549,249)	$(3,542,773)	$6,476
U.S. Treasury 5 Year Note	(34)	12/31/2025	(3,711,843)	(3,712,641)	(798)
U.S. Treasury Long Bonds	(134)	12/19/2025	(15,385,784)	(15,623,563)	(237,779)
U.S. Treasury Ultra Bonds	(31)	12/19/2025	(3,632,981)	(3,721,937)	(88,956)
			$(26,279,857)	$(26,600,914)	$(321,057)
Total Unrealized Appreciation (Depreciation)					$(314,564)

There is no variation margin due to or from the Fund as of the date of this report.  The Fund’s investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Mortgage Securities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Agency Residential Mortgage-Backed Securities	$–	$288,467,201	$–	$288,467,201
Asset-Backed Securities	–	15,836,795	–	15,836,795
Agency Commercial Mortgage-Backed Securities	–	11,683,860	–	11,683,860
Non-Agency Commercial Mortgage-Backed Securities	–	2,343,696	–	2,343,696
Municipal Bonds	–	358,726	–	358,726
Money Market Funds	7,722,021	–	–	7,722,021
Total Investments	$7,722,021	$318,690,278	$–	$326,412,299

Refer to the Schedule of Investments for further disaggregation of investment categories.